Note 7 - Deferred Charges, Net	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Deferred Charges [Text Block]
7.
Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2019	$26,250
Additions	6,280
Amortization	(4,471)
Write-off and other movements (Note 6)	(1,599)
Balance, June 30, 2019	$26,460

During the
six
-month period ended
June 30, 2019,
six
vessels underwent and completed their special surveys. During the six
-month period ended
June 30, 2018,
11
vessels underwent and completed their special surveys.
The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.